Property and Equipment (Tables)	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consists of the following as of March 31, 2016 and March 31, 2015:

	March 31, 2016	March 31, 2015
Machinery and equipment (5-7 year life)	$75,982	$75,982
Mobile consoles (7 year life)	834,094	678,845
Furniture and fixtures (3-5 year life)	20,000	20,000

	930,076	774,827
Accumulated depreciation	(419,935)	(305,792)

Total	$510,141	$469,035